Putnam
RetirementReady[REGISTRATION MARK]
Funds

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-05

[GRAPHIC OMITTED: CLOCK]

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

It is a pleasure to present you with the first shareholder report for Putnam's newest mutual fund concept, the Putnam RetirementReady [REGISTRATION MARK] Funds. Designed to offer you a one-step approach to investment diversification, each target-year fund encompasses stock, bond, and capital preservation investments and is managed using a gradually changing asset allocation. Over time, as the target year draws closer, each portfolio will be invested more conservatively so that its level of risk is reduced appropriately for its shortened investment time horizon. Another fund, the RetirementReady Maturity Fund, offers a fixed allocation focusing on bonds and capital preservation investments.

Putnam is committed to helping investors and their advisors reach informed investment decisions. Over the past year, we have taken steps to enhance the information we provide to shareholders. Many of these enhancements appear in this report, including a section on ongoing fund expenses, manager compensation information that pertains to the funds, and a section on the funds' Portfolio Leader and Portfolio Members that includes information about these individuals' other fund management responsibilities at Putnam. We also provide information on fund ownership. In addition, starting on page 14, we provide information about the approval by the Trustees of your fund's management contract with Putnam. You can expect to see additional enhancements in the funds' annual report, which will cover the period from February 1 to July 31, 2005.

In the following pages, your fund's management team discusses performance, strategy, and its outlook for the remainder of fiscal 2005. As always, we thank you for your support of the Putnam funds.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 16, 2005


Introduction

As discussed in the prospectus you received before becoming a shareholder, each target-dated RetirementReady [REGISTRATION MARK] Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as the fund approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Each of the RetirementReady Funds invests in a strategic combination of Putnam mutual funds whose underlying asset classes and investment styles provide you with exposure to growth- and value- style stocks, large and small companies, and investment-grade and high-yield bonds. For each fund except the Maturity Fund, allocations to the underlying Putnam mutual funds are adjusted periodically, in order to reduce portfolio volatility as the fund approaches its target, or maturity, date. While diversification can help protect your returns from excessive volatility, it cannot protect against market losses. However, by choosing a RetirementReady Fund based on the year you plan to start withdrawing assets (typically in retirement), you may pursue maximum returns while seeking to maintain a level of risk appropriate to your time horizon.

This report covers the first half of the funds' 2005 fiscal year, which is an abbreviated period that extends from their inception on November 1, 2004, through January 31, 2005. Fund performance is not included in this initial report because the funds do not yet have a full quarter of results. The report begins with an overview of global equity and fixed-income market performance. This is followed by a listing of the objectives and strategies of the Putnam mutual funds in which the RetirementReady Funds invest. The "Allocation by Fund" chart on page 5 identifies the percent of assets that each RetirementReady Fund had invested in the underlying Putnam funds, as of the last day of the period. This is followed by your management team's views on anticipated developments that could affect the funds over the next six months and their plans for responding to them. Information on your fund's management team on page 7. On page 8 we present information on the funds' expenses in a way that will enable you to compare your fund's expense ratio with the expenses of other funds. The Investment Glossary on page 12 defines key terms used throughout the report.

We hope you will find the information in this report useful.


Market overview

The six-month period ended January 31, 2005, was a time of dramatic change for both stock and bond markets. Although the RetirementReady Funds began operations toward the end of this period, on November 1, 2004, we believe it is valuable to provide you with a perspective for the full six months in order to give you a better understanding of events that affected the different asset classes in which these funds invest. For the majority of 2004, equities and fixed-income markets experienced a period of "benign equilibrium" -- flat to slightly positive returns. However, after the November 2 elections, both stocks and bonds rallied sharply. On the equity side, stocks across industries, investment styles, and market capitalizations posted positive returns; the same was also true for bonds across the credit-quality and maturity spectrums. Since the New Year, stock and bond markets for the most part have reversed direction and given back a portion of those gains.

A number of factors affected the market patterns that emerged in late 2004. The positive impact of improving job data, continued high corporate earnings, and low inflation that built up throughout the year seemed to create a pent-up demand for both stocks and bonds. But that demand was stymied by concerns about rising interest rates, the future of the economy, the war in Iraq, and uncertainty surrounding the presidential election. Once some of this negative sentiment and uncertainty lifted, the markets responded.

Market overview: Equities

The most significant factor affecting the U.S. stock market during the period was the presidential election. As a general rule, markets tend to react negatively to change, making it no surprise that after President Bush's reelection, equities across the board rallied. The lack of terrorist activity at several high-profile events -- including the Athens Olympics and the Democratic and Republican National Conventions in Boston and New York City, respectively -- soothed investors, but did not compel them to act. These factors in essence created a latent demand in the stock market that sent equities, particularly the more sensitive smaller-cap and growth-style stocks, into a strong rally following the November 2 election. Prior to that point, performance differences between investment styles and stocks of different market capitalizations had been relatively minor.

On the international stage, two main factors drove stock market performance -- a global "rebalancing" and the devaluation of the U.S. dollar. In local currency terms, the S&P 500 Index, a broad measure of domestic common stock performance, has consistently outperformed international markets since 1997. This trend, however, began to reverse a few years ago as China began the process of industrialization and Europe underwent a number of economic transformations. The result in 2004 was that international stocks outperformed their U.S. counterparts on an absolute basis. The rapid decline of the U.S. dollar, beginning in October and continuing throughout the fourth quarter, further enhanced returns for international stocks. The burgeoning U.S. budget deficit, among other factors, has led to one of the weakest dollars in recent years, and foreign securities further benefited from that trend when their returns were translated back into local currency figures. While the dollar recovered somewhat in January, the trend of international stocks outperforming their domestic counterparts has continued, with most international indexes outperforming the S&P 500 by several percentage points on a year-to-date basis.

Market overview: Fixed Income

In 2004, all eyes in the domestic bond market focused on the Federal Reserve Board (the Fed) as investors braced for what many felt was an inevitable rise in interest rates. By August, the Fed had firmly demonstrated its commitment to raising rates gradually rather than aggressively, as some had feared. Against this backdrop, the yield curve (the difference in yields between bonds of various maturities) flattened considerably, as the yields on shorter-term bonds climbed. High- yield bonds continued to outperform in this environment, as they have for the past few years, as investors were willing to take on added risk in exchange for the higher interest payments these lower-quality securities generally pay. Mortgage- and asset-backed securities also posted strong returns, as many investors returned to the fixed-income market after the Fed solidified its current pro-growth stance.

Like their equity counterparts, international fixed-income securities also benefited from the weakening U.S. dollar. Consequently, investors in non-U.S. markets, like those at home, generally sought out higher yields wherever they could find them. The international high-yield sector performed well for the year, as did emerging- market debt. In addition, companies that were able to take advantage of rising oil prices to improve their financial conditions saw their bond prices rise, especially within the oil services and energy sectors.

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MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/05
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
Russell 3000 Index (broad stock market)                                 9.32%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      8.16%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 16.68%
-------------------------------------------------------------------------------
MSCI EMF Index (emerging-market stocks)                                29.48%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         3.81%
-------------------------------------------------------------------------------
Lehman Credit Index (corporate bonds)                                   5.06%
-------------------------------------------------------------------------------
JP Morgan Developed High Yield Index (high-yield corporate
bonds)                                                                  7.47%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/05.
-------------------------------------------------------------------------------

Underlying Investments for the Putnam
RetirementReady Funds

Except for the Maturity Fund, each Putnam RetirementReady Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of the underlying Putnam funds.

Putnam Voyager Fund

The fund seeks capital appreciation by investing primarily in growth stocks of large-capitalization U.S. companies. Growth stocks are issued by companies that Putnam believes are fast-growing and whose earnings are likely to increase over time. Growth in earnings may lead to an increase in the price of the stock. The fund invests mainly in midsized and large companies, although it can invest in companies of any size.

The Putnam Fund for  Growth and Income

The fund seeks capital growth and current income by investing primarily in common stocks of large-capitalization U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that Putnam believes are currently undervalued by the market. We look for companies undergoing positive change. If we are correct and other investors recognize the value of the company, the price of the stock may rise. The fund invests mainly in large companies.

Putnam Capital Opportunities Fund

The fund seeks long-term growth of capital by investing primarily in common stocks of small-capitalization U.S. companies that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in small and midsized companies.

Putnam International Equity Fund

The fund seeks capital appreciation by investing primarily in common stocks of companies outside the United States that Putnam believes have favorable investment potential. For example, the fund may purchase stocks of companies whose stock price is lower than the value Putnam places on the company. The fund may also consider other factors that Putnam believes will cause the stock price to rise. The fund invests mainly in midsized and large companies, although it can invest in companies of any size. Although we emphasize investments in developed countries, the fund may also invest in companies located in emerging markets.

Putnam Income Fund

The fund seeks high current income consistent with what Putnam believes to be prudent risk. The fund invests mainly in bonds that are obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (junk bonds), and have intermediate- to long-term maturities (three years or longer).

Putnam Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests mainly in instruments that are high quality and have short-term maturity.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.


---------------------------------------------------------------------------------------------------
Allocations by Fund as of 1/31/05
---------------------------------------------------------------------------------------------------
                          Putnam        Putnam          Putnam                               Putnam
                         Fund for       Capital      International     Putnam     Putnam     Money
                        Growth and   Opportunities      Equity         Voyager    Income     Market
                          Income         Fund            Fund           Fund       Fund       Fund
---------------------------------------------------------------------------------------------------
RetirementReady Fund
---------------------------------------------------------------------------------------------------
2045 Fund                  24.9%        15.1%           30.7%          24.5%       3.9%       0.9%
---------------------------------------------------------------------------------------------------
2040 Fund                  25.0%        15.2%           29.8%          24.7%       4.9%       0.4%
---------------------------------------------------------------------------------------------------
2035 Fund                  24.0%        14.2%           27.8%          23.6%       7.8%       2.6%
---------------------------------------------------------------------------------------------------
2030 Fund                  23.0%        13.2%           25.7%          22.7%      11.7%       3.7%
---------------------------------------------------------------------------------------------------
2025 Fund                  22.1%        12.2%           23.7%          21.7%      14.6%       5.7%
---------------------------------------------------------------------------------------------------
2020 Fund                  21.1%        11.2%           17.6%          20.8%      20.6%       8.7%
---------------------------------------------------------------------------------------------------
2015 Fund                  18.3%        10.3%           11.5%          17.9%      28.5%      13.5%
---------------------------------------------------------------------------------------------------
2010 Fund                  13.3%         7.2%            4.2%          13.0%      38.8%      23.5%
---------------------------------------------------------------------------------------------------
Maturity Fund              10.3%         5.2%             --           10.0%      45.1%      29.4%
---------------------------------------------------------------------------------------------------


Percentages based on market value. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

Management believes that 2005 will bear much more of a resemblance to the first three quarters of 2004 than the last. We feel it is highly unlikely that the strategy of simply "being in the market," which has worked for the last two years, will continue to pay off. While we believe stocks will record a positive return for the year, gains will not necessarily come from all market-caps and investment styles. Rather, we foresee a "rotation to quality" as stocks with solid earnings and healthy balance sheets begin to outperform their higher-volatility counterparts. On a geographical basis, we believe the dollar will remain weak, if not weaken further, while international markets remain strong on an absolute level. International exposure will likely be a key component of generating solid returns. Domestically, the tightening policy the Fed has put into effect will begin to create a more challenging environment for both stocks and bonds, we believe. We find the high-yield sector less attractive now than in recent months, although yield will likely remain an important component of any fixed-income investment strategy. In this type of environment, we feel broad-based diversification and active management will be vital to performance, and that your fund's ability to deliver both through its investment in a diverse group of actively-managed underlying funds will position it well for the coming months.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

The underlying Putnam funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The underlying Putnam funds can invest some or all of their assets in small and/or midsize companies and such investments increase the risk of greater price fluctuations. The underlying Putnam funds can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any underlying Putnam fund with a significant portion of its assets invested in bonds. A 2% short-term trading fee may be imposed on shares exchanged or sold within 5 days of purchase.


Your fund's management

Your fund is managed by the members of the Putnam Global Asset
Allocation Team. Jeffrey Knight is the Portfolio Leader, and Robert Kea, Bruce MacDonald, and Robert Schoen are Portfolio Members. The Portfolio Leader and Portfolio Members coordinate the management of the funds.

Fund manager compensation

The total 2004 fund manager compensation that is attributable to the funds is approximately $230,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of the team for his oversight responsibilities, calculated based on the fund assets he oversees taken as a percentage of the total assets he oversees. These percentages are determined as of the funds' fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

Other Putnam funds managed by the Portfolio Leader and Portfolio Members

Jeffrey Knight is also a Portfolio Leader of the Putnam Asset Allocation
Funds: Growth, Balanced and Conservative Portfolios and a Portfolio Member of The George Putnam Fund of Boston.

Robert Kea, Bruce MacDonald, and Robert Schoen are also Portfolio
Members of the Putnam Asset Allocation Funds: Growth, Balanced and Conservative Portfolios.

Jeffrey Knight, Robert Kea, Bruce MacDonald, and Robert Schoen may also manage other accounts and variable trust funds advised by Putnam
Management or an affiliate.

Changes in your fund's Portfolio Leader and Portfolio Members

Your fund's Portfolio Leader and Portfolio Members did not change during the period ended January 31, 2005.

Fund ownership

Your fund's Portfolio Leader and Portfolio Members, as well as the members of Putnam's Executive Board, each invest in one or more of the seven mutual funds that underlie the Putnam RetirementReady Funds.


Understanding your fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. Expense information also does not include the fees and expenses of the underlying Putnam mutual funds in which the RetirementReady funds invest. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table that begins below shows the expenses you would have paid on a $1,000 investment in each of the RetirementReady Funds from November 1, 2004, the funds' inception date, to the funds' first fiscal period-end, January 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line ("Expenses paid per $1,000") for the class of shares you own.


-----------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns from the funds' inception, 11/1/04, to 1/31/05
-----------------------------------------------------------------------------------------------------------------
RetirementReady Fund                  Class A          Class B          Class C          Class M          Class R
-----------------------------------------------------------------------------------------------------------------
2045 Fund
Fund Expenses paid per $1,000*          $0.91            $2.86            $2.86            $2.21            $1.56
Ending value (after expenses)       $1,062.50        $1,060.50        $1,060.50        $1,061.20        $1,061.90
-----------------------------------------------------------------------------------------------------------------
2040 Fund
Fund Expenses paid per $1,000*          $0.91            $2.85            $2.85            $2.21            $1.56
Ending value (after expenses)       $1,061.30        $1,059.40        $1,059.40        $1,059.90        $1,060.70
-----------------------------------------------------------------------------------------------------------------
2035 Fund
Fund Expenses paid per $1,000*          $0.91            $2.85            $2.85            $2.20            $1.56
Ending value (after expenses)       $1,058.20        $1,056.40        $1,056.30        $1,057.00        $1,057.50
-----------------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period from 11/1/04 to 1/31/05. The expense ratio may differ for each share class (see the next table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses do not reflect expenses of the underlying funds in which the funds invest.


-----------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns from the funds' inception,
11/1/04, to 1/31/05
-----------------------------------------------------------------------------------------------------------------
RetirementReady Fund                  Class A          Class B          Class C          Class M          Class R
-----------------------------------------------------------------------------------------------------------------
2030 Fund
Fund Expenses paid per $1,000*          $0.91            $2.85            $2.85            $2.20            $1.55
Ending value (after expenses)       $1,055.30        $1,053.10        $1,053.10        $1,053.80        $1,054.60
-----------------------------------------------------------------------------------------------------------------
2025 Fund
Fund Expenses paid per $1,000*          $0.91            $2.84            $2.84            $2.20            $1.55
Ending value (after expenses)       $1,051.90        $1,049.90        $1,050.00        $1,050.60        $1,051.20
-----------------------------------------------------------------------------------------------------------------
2020 Fund
Fund Expenses paid per $1,000*          $0.90            $2.83            $2.83            $2.19            $1.55
Ending value (after expenses)       $1,045.20        $1,043.20        $1,043.20        $1,043.90        $1,044.50
-----------------------------------------------------------------------------------------------------------------
2015 Fund
Fund Expenses paid per $1,000*          $0.90            $2.82            $2.82            $2.18            $1.54
Ending value (after expenses)       $1,036.80        $1,035.10        $1,035.10        $1,035.80        $1,036.50
-----------------------------------------------------------------------------------------------------------------
2010 Fund Fund
Fund Expenses paid per $1,000*          $0.89            $2.80            $2.80            $2.17            $1.53
Ending value (after expenses)       $1,024.70        $1,022.90        $1,022.80        $1,023.40        $1,024.10
-----------------------------------------------------------------------------------------------------------------
Maturity Fund
Expenses paid per $1,000*               $0.89            $2.79            $2.79            $2.16            $1.52
Ending value (after expenses)       $1,017.30        $1,015.30        $1,015.30        $1,016.00        $1,016.60
-----------------------------------------------------------------------------------------------------------------

Compare your fund's expenses with those of other funds

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.


-----------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT+
assuming a hypothetical 5% annualized return from the funds' inception, 11/1/04, to 1/31/05
-----------------------------------------------------------------------------------------------------------------
RetirementReady Fund                  Class A          Class B          Class C          Class M          Class R
-----------------------------------------------------------------------------------------------------------------
2045 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
2040 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
2035 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
2030 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
2025 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period from 11/1/04 to 1/31/05. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses do not reflect expenses of the underlying Putnam funds in which the funds invest.

+ During the period from 11/1/04 to 1/31/05, your fund limited its expenses;
  had it not done so, expenses would have been higher.

-----------------------------------------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT+
assuming a hypothetical 5% annualized return from the funds' inception, 11/1/04 to 1/31/05
-----------------------------------------------------------------------------------------------------------------
RetirementReady Fund                  Class A          Class B          Class C          Class M          Class R
-----------------------------------------------------------------------------------------------------------------
2020 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
2015 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
2010 Fund
Fund Expenses paid per $1,000*          $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,009.83        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------
Maturity Fund
Expenses paid per $1,000*               $0.89            $2.79            $2.79            $2.15            $1.52
Ending value (after expenses)       $1,011.72        $1,009.83        $1,010.15        $1,010.46        $1,011.09
Annualized expense ratio                 0.35%            1.10%            1.10%            0.85%            0.60%
-----------------------------------------------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.25% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Lehman Aggregate Bond Index is an unmanaged index of U.S.
investment-grade fixed-income securities.

Lehman Credit Index is an unmanaged index of investment-grade corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Morgan Stanley Capital International (MSCI) EMF Index is an unmanaged index of equity securities from emerging markets available to non-U.S. investors.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S.
companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


Trustee approval of management contract

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, approves each fund's management contract with Putnam Management. In approving your fund's management contract, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Independent Trustees, requests and evaluates all information it deems reasonably necessary under the circumstances. The Contract Committee reviewed the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved your fund's management contract, effective June 11, 2004.

The Trustees considered numerous factors they believe relevant in approving your fund's management contract. The Trustees considered the quality of the investment management services expected to be provided by Putnam Management, based in part on Putnam Management's experience and investment performance managing other target retirement products over the one-year and year-to-date periods ended March 31, 2004, relative to certain competitors. The Trustees also considered the rationale behind the selection of the underlying Putnam funds in which your fund invests, including the performance record of these funds.

The Trustees also considered the quality and incremental value of the asset allocation and other services to be provided by Putnam Management to your fund, including Putnam's shareholder servicing arrangements. The Trustees considered the experience and skills of the individuals comprising Putnam Management's Global Asset Allocation Team, including the individuals listed under "Your fund's management" in this report, noting the resources that Putnam Management has made available to such personnel and, in general, the ability of Putnam Management to attract and retain high-quality personnel.

The Trustees reviewed the proposed management fee for your fund and the proposed voluntary expense limitation to be implemented through your fund's first fiscal year. The Trustees also considered the management fees of the underlying funds in which your fund would invest, and other direct and indirect benefits expected to be received by Putnam Management and its affiliates as a result of their relationships with your fund. With respect to their evaluation of the proposed management fees, the Trustees reviewed an analysis of the fees of other target retirement mutual funds prepared by Putnam Management, taking into consideration the fees of the underlying funds as well as the fund-of funds.

Based on this evaluation, the Trustees believe that the proposed fee schedule for your fund represents reasonable compensation in light of the nature and quality of the services to be provided to your fund and the fees paid by competitive funds. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.


Other information for shareholders

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.


This page intentionally left blank.




The funds' portfolios
January 31, 2005 (Unaudited)


                                                              2045                          2040                          2035
                                                              Fund                          Fund                          Fund

EQUITY FUNDS*                                                94.4%                         94.2%                         89.4%
------------------------------------------------------------------------------------------------------------------------------
                                              Shares         Value          Shares         Value          Shares         Value
...............................................................................................................................
The Putnam Fund for Growth and Income        136,058    $2,591,894         215,903    $4,112,951         446,858    $8,512,647
...............................................................................................................................
Putnam Capital Opportunities Fund            133,811     1,576,295         212,123     2,498,794         427,192     5,032,320
...............................................................................................................................
Putnam International Equity Fund             137,099     3,198,529         210,211     4,904,209         422,599     9,859,253
...............................................................................................................................
Putnam Voyager Fund                          154,482     2,553,584         245,220     4,053,502         507,412     8,387,518
------------------------------------------------------------------------------------------------------------------------------
Total Equity Funds
(cost $9,682,620, $15,182,186, $30,922,001)             $9,920,302                   $15,569,456                   $31,791,738
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS*                                           4.8%                          5.3%                         10.4%
------------------------------------------------------------------------------------------------------------------------------
                                              Shares         Value          Shares         Value          Shares         Value
...............................................................................................................................
Putnam Income Fund                            58,673       406,012         116,396       805,465         400,462     2,771,193
...............................................................................................................................
Putnam Money Market Fund                      98,687        98,687          70,184        70,184         936,241       936,241
------------------------------------------------------------------------------------------------------------------------------
Total Fixed Income Funds
(cost $503,240, $872,848, $3,698,134)                     $504,699                      $875,649                    $3,707,434
------------------------------------------------------------------------------------------------------------------------------
Total Investments                                      $10,425,001                   $16,445,105                   $35,499,172
------------------------------------------------------------------------------------------------------------------------------
Cost of Investments (Note 1)                           $10,185,860                   $16,055,034                   $34,620,135
------------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $10,509,210, $16,527,869 and $35,577,047, respectively.

The accompanying notes are an integral part of these financial statements.


                                                              2030                          2025                          2020
                                                              Fund                          Fund                          Fund

EQUITY FUNDS*                                                84.5%                         79.6%                         70.7%
------------------------------------------------------------------------------------------------------------------------------
                                              Shares         Value          Shares         Value          Shares         Value
...............................................................................................................................
The Putnam Fund for Growth and Income        647,831   $12,341,170       1,075,818   $20,494,340       1,141,457   $21,744,754
...............................................................................................................................
Putnam Capital Opportunities Fund            599,971     7,067,661         962,457    11,337,742         977,850    11,519,065
...............................................................................................................................
Putnam International Equity Fund             591,889    13,808,779         945,381    22,055,738         776,016    18,104,451
...............................................................................................................................
Putnam Voyager Fund                          735,565    12,158,896       1,221,010    20,183,282       1,294,145    21,392,223
------------------------------------------------------------------------------------------------------------------------------
Total Equity Funds
(cost $44,133,958, $71,876,787, $70,786,848)           $45,376,506                   $74,071,102                   $72,760,493
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS*                                          15.4%                         20.3%                         29.3%
------------------------------------------------------------------------------------------------------------------------------
                                              Shares         Value          Shares         Value          Shares         Value
...............................................................................................................................
Putnam Income Fund                           908,689     6,288,125       1,967,391    13,614,342       3,067,304    21,225,748
...............................................................................................................................
Putnam Money Market Fund                   1,979,846     1,979,846       5,291,392     5,291,392       8,904,837     8,904,837
------------------------------------------------------------------------------------------------------------------------------
Total Fixed Income Funds
(cost $8,248,071, $18,863,216, $30,058,354)             $8,267,971                   $18,905,734                   $30,130,585
------------------------------------------------------------------------------------------------------------------------------
Total Investments                                      $53,644,477                   $92,976,836                  $102,891,078
------------------------------------------------------------------------------------------------------------------------------
Cost of Investments (Note 1)                           $52,382,029                   $90,740,003                  $100,845,202
------------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $53,717,959, $93,039,734 and $102,951,348, respectively.

The accompanying notes are an integral part of these financial statements.


                                                              2015                          2010                      Maturity
                                                              Fund                          Fund                          Fund

EQUITY FUNDS*                                                58.0%                         37.7%                         25.4%
------------------------------------------------------------------------------------------------------------------------------
                                              Shares         Value          Shares         Value          Shares         Value
...............................................................................................................................
The Putnam Fund for Growth and Income      1,145,965   $21,830,618         544,414   $10,371,093         235,329    $4,483,018
...............................................................................................................................
Putnam Capital Opportunities Fund          1,043,572    12,293,272         478,143     5,632,527         191,522     2,256,134
...............................................................................................................................
Putnam International Equity Fund             589,663    13,756,851         140,443     3,276,515              --            --
...............................................................................................................................
Putnam Voyager Fund                        1,296,889    21,437,584         614,869    10,163,777         265,809     4,393,814
------------------------------------------------------------------------------------------------------------------------------
Total Equity Funds
(cost $66,957,302, $28,636,369, $10,890,613)           $69,318,325                   $29,443,912                   $11,132,966
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS*                                          42.0%                         62.2%                         74.3%
------------------------------------------------------------------------------------------------------------------------------
                                              Shares         Value          Shares         Value          Shares         Value
...............................................................................................................................
Putnam Income Fund                         4,919,612    34,043,712       4,372,893    30,260,422       2,844,789    19,685,937
...............................................................................................................................
Putnam Money Market Fund                  16,163,085    16,163,085      18,337,630    18,337,630      12,847,553    12,847,553
------------------------------------------------------------------------------------------------------------------------------
Total Fixed Income Funds
(cost $50,104,872, $48,490,330, $32,450,566)           $50,206,797                   $48,598,052                   $32,533,490
------------------------------------------------------------------------------------------------------------------------------
Total Investments                                     $119,525,122                   $78,041,964                   $43,666,456
------------------------------------------------------------------------------------------------------------------------------
Cost of Investments (Note 1)                          $117,062,174                   $77,126,699                   $43,341,179
------------------------------------------------------------------------------------------------------------------------------

* Percentages indicated are based on net assets of $119,584,772, $78,107,834 and $43,796,976, respectively.

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
January 31, 2005 (Unaudited)

                                                                         2045              2040              2035
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in underlying Putnam Funds, at value (Note 1)         $10,425,001       $16,445,105       $35,499,172
Dividends, interest and other receivables                                 146                86             1,387
Receivable for shares of the fund sold                                591,186         1,364,727         2,265,167
Receivable for securities sold                                         19,799            34,364            24,591
Unamortized offering costs (Note 1)                                    65,068            65,068            65,068
Receivable from Manager (Note 2)                                       21,820            22,249            22,519
..................................................................................................................
Total assets                                                       11,123,020        17,931,599        37,877,904
..................................................................................................................
Liabilities
Payable for shares of the fund redeemed                                19,799            34,365            24,591
Payable for securities purchased                                      591,327         1,364,810         2,266,506
Payable for distribution fees (Note 2)                                    889             1,264             2,447
Other accrued expenses                                                  1,795             3,291             7,313
..................................................................................................................
Total liabilities                                                     613,810         1,403,730         2,300,857
..................................................................................................................
Net assets                                                        $10,509,210       $16,527,869       $35,577,047
..................................................................................................................
Represented by:
Paid-in-capital (Notes 1 and 4)                                   $10,249,273       $16,117,766       $34,636,698
Undistributed net investment income (loss) (Note 1)                   (17,755)          (19,133)          (21,500)
Accumulated net realized gain (loss) on investments (Note 1)           38,551            39,165            82,812
Net unrealized appreciation of investments                            239,141           390,071           879,037
..................................................................................................................
Total -- Representing net assets applicable to capital
outstanding                                                       $10,509,210       $16,527,869       $35,577,047
..................................................................................................................
Computation of net asset value and offering price Class A
Net Assets                                                         $4,957,934        $7,525,706       $14,141,167
Number of shares outstanding                                           74,208           112,528           214,879
Net asset value                                                        $66.81            $66.88            $65.81
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $70.51            $70.59            $69.46
Computation of net asset value Class B
Net Assets                                                             $1,912           $23,552           $13,781
Number of shares outstanding                                               29               361               215
Net asset value                                                        $65.25            $65.24            $64.01
Computation of net asset value Class C
Net Assets                                                             $7,853            $1,059            $1,056
Number of shares outstanding                                              120                16                16
Net asset value                                                        $65.25            $65.24            $64.06
Computation of net asset value Class M
Net Assets                                                             $6,074            $8,100           $11,488
Number of shares outstanding                                               93               124               179
Net asset value                                                        $65.27            $65.21            $64.05
Offering price per class M share (front-end sales charge of
3.50%)                                                                 $67.64            $67.58            $66.37
Computation of net asset value Class R
Net Assets                                                             $1,062            $1,061            $1,058
Number of shares outstanding                                               16                16                17
Net asset value                                                        $65.29            $65.27            $64.08
Computation of net asset value Class Y
Net Assets                                                         $5,534,375        $8,968,391       $21,408,497
Number of shares outstanding                                           76,325           123,998           300,320
Net asset value                                                        $72.51            $72.33            $71.29
..................................................................................................................
Cost of investments (Note 1)                                      $10,185,860       $16,055,034       $34,620,135
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                                                         2030              2025              2020
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in underlying Putnam Funds, at value (Note 1)         $53,644,477       $92,976,836      $102,891,078
Dividends, interest and other receivables                               2,976             8,037            13,899
Receivable for shares of the fund sold                              3,250,741         3,929,282         3,609,041
Receivable for securities sold                                         42,105            34,400            12,642
Unamortized offering costs (Note 1)                                    65,068            65,068            65,068
Receivable from Manager (Note 2)                                       23,695            24,539            16,939
..................................................................................................................
Total assets                                                       57,029,062        97,038,162       106,608,667
..................................................................................................................
Liabilities
Payable for shares of the fund redeemed                                42,105            34,400            12,642
Payable for securities purchased                                    3,253,617         3,937,044         3,622,473
Payable for distribution fees (Note 2)                                  3,404             6,284             6,991
Other accrued expenses                                                 11,977            20,700            15,213
..................................................................................................................
Total liabilities                                                   3,311,103         3,998,428         3,657,319
..................................................................................................................
Net assets                                                        $53,717,959       $93,039,734      $102,951,348
..................................................................................................................
Represented by:
Paid-in-capital (Notes 1 and 4)                                   $52,363,557       $90,643,765      $100,743,276
Undistributed net investment income (loss) (Note 1)                   (15,552)           (5,490)           14,394
Accumulated net realized gain (loss) on investments (Note 1)          107,506           164,626           147,802
Net unrealized appreciation of investments                          1,262,448         2,236,833         2,045,876
..................................................................................................................
Total representing net assets applicable to capital
outstanding                                                       $53,717,959       $93,039,734      $102,951,348
..................................................................................................................
Computation of net asset value and offering price Class A
Net Assets                                                        $19,534,636       $33,808,340       $36,825,614
Number of shares outstanding                                          299,718           491,609           583,521
Net asset value                                                        $65.18            $68.77            $63.11
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $68.79            $72.58            $66.61
Computation of net asset value Class B
Net Assets                                                            $49,754           $54,500           $32,447
Number of shares outstanding                                              779               816               521
Net asset value                                                        $63.90            $66.81            $62.27
Computation of net asset value Class C
Net Assets                                                             $6,546           $21,875           $29,483
Number of shares outstanding                                              102               327               473
Net asset value                                                        $63.90            $66.88            $62.30
Computation of net asset value Class M
Net Assets                                                            $28,468           $90,383          $152,947
Number of shares outstanding                                              446             1,352             2,455
Net asset value                                                        $63.89            $66.84            $62.30
Offering price per class M share (front-end sales charge of
3.50%)                                                                 $66.21            $69.26            $64.56
Computation of net asset value Class R
Net Assets                                                             $1,055            $1,051            $1,045
Number of shares outstanding                                               16                16                17
Net asset value                                                        $63.94            $66.91            $62.36
Computation of net asset value Class Y
Net Assets                                                        $34,097,500       $59,063,585       $65,909,812
Number of shares outstanding                                          486,600           856,982           979,157
Net asset value                                                        $70.07            $68.92            $67.31
..................................................................................................................
Cost of investments (Note 1)                                      $52,382,029       $90,740,003      $100,845,202
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                                                         2015              2010          Maturity
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in underlying Putnam Funds, at value (Note 1)        $119,525,122       $78,041,964       $43,666,456
Dividends, interest and other receivables                              25,528            29,246            20,404
Receivable for shares of the fund sold                              2,127,222         1,469,625         1,064,618
Receivable for securities sold                                         14,854           119,033            86,380
Unamortized offering costs (Note 1)                                    65,247            65,247            84,836
Organizational cost (Note 1)                                               --                --            12,500
Receivable from Manager (Note 2)                                       15,844            17,535            43,764
..................................................................................................................
Total assets                                                      121,773,817        79,742,650        44,978,958
..................................................................................................................
Liabilities
Payable for shares of the fund redeemed                                14,854           119,063            86,400
Payable for securities purchased                                    2,146,482         1,497,891         1,084,339
Payable for distribution fees (Note 2)                                  7,965             5,917             3,589
Other accrued expenses                                                 19,744            11,945             7,654
..................................................................................................................
Total liabilities                                                   2,189,045         1,634,816         1,181,982
..................................................................................................................
Net assets                                                       $119,584,772       $78,107,834       $43,796,976
..................................................................................................................
Represented by:
Paid-in-capital (Notes 1 and 4)                                  $116,889,607       $77,057,026        43,427,650
Undistributed net investment income (loss) (Note 1)                    51,514            57,725             8,121
Accumulated net realized gain (loss) on investments (Note 1)          180,703            77,818            35,928
Net unrealized appreciation of investments                          2,462,948           915,265           325,277
..................................................................................................................
Total representing net assets applicable to capital
outstanding                                                      $119,584,772       $78,107,834       $43,796,976
..................................................................................................................
Computation of net asset value and offering price Class A
Net Assets                                                        $39,820,335       $29,559,014       $17,708,645
Number of shares outstanding                                          615,905           509,854           312,310
Net asset value                                                        $64.65            $57.98            $56.70
Offering price per class A share (front-end sales charge of
5.25%)                                                                 $68.23            $61.19            $59.84
Computation of net asset value Class B
Net Assets                                                             $6,735           $65,125          $102,066
Number of shares outstanding                                              105             1,141             1,799
Net asset value                                                        $63.93            $57.09            $56.73
Computation of net asset value Class C
Net Assets                                                            $15,326            $4,685            $1,015
Number of shares outstanding                                              240                82                18
Net asset value                                                        $63.90            $57.11            $56.73
Computation of net asset value Class M
Net Assets                                                            $73,842            $1,023            $1,016
Number of shares outstanding                                            1,155                18                18
Net asset value                                                        $63.95            $57.14            $56.73
Offering price per class M share (front-end sales charge of
3.50%)                                                                 $66.27            $59.21            $58.79
Computation of net asset value Class R
Net Assets                                                             $1,037            $1,024            $1,017
Number of shares outstanding                                               16                18                18
Net asset value                                                        $64.01            $57.16            $56.73
Computation of net asset value Class Y
Net Assets                                                        $79,667,497       $48,476,963       $25,983,217
Number of shares outstanding                                        1,230,063           801,986           457,209
Net asset value                                                        $64.77            $60.45            $56.83
..................................................................................................................
Cost of investments (Note 1)                                     $117,062,174       $77,126,699       $43,341,179
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of operations
For the period ended January 31, 2005* (Unaudited)

                                                                         2045              2040              2035
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Investment income
Income distributions from underlying funds                            $46,021           $72,302          $161,336
..................................................................................................................
Expenses (Note 2)
Compensation of Manager (Note 2)                                          951             1,485             3,361
Distribution fees (Note 2)                                              1,993             3,136             6,182
Audit fees                                                                355               841             1,953
Registration fees                                                       1,206             1,897             4,076
Other fees                                                                234               553             1,283
Amortization of offering costs (Note 1)                                21,928            21,928            21,928
Fees waived and reimbursed by Manager (Note 2)                        (22,771)          (23,734)          (25,879)
..................................................................................................................
Total expenses                                                          3,896             6,106            12,904
..................................................................................................................
Net investment income                                                  42,125            66,196           148,432
..................................................................................................................
Net realized gain on sale of underlying fund shares                    38,551            39,165            82,812
Net unrealized appreciation of underlying fund shares                 239,141           390,071           879,037
..................................................................................................................
Net gain on investments                                               277,692           429,236           961,849
..................................................................................................................
Net increase in net assets resulting from operations                 $319,817          $495,432        $1,110,281
-----------------------------------------------------------------------------------------------------------------

* Commencement of operations November 1, 2004.

  The accompanying notes are an integral part of these financial statements.


                                                                         2030              2025              2020
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Investment income
Income distributions from underlying funds                           $242,099          $428,596          $440,758
..................................................................................................................
Expenses (Note 2)
Compensation of Manager (Note 2)                                        5,105             9,030            10,101
Distribution fees (Note 2)                                              9,187            16,430            17,979
Audit fees                                                              3,510             6,054             6,769
Registration fees                                                       6,163            10,669             3,996
Other fees                                                              2,306             3,978             4,448
Amortization of offering costs (Note 1)                                21,928            21,928            21,928
Fees waived and reimbursed by Manager (Note 2)                        (28,801)          (33,569)          (27,040)
..................................................................................................................
Total expenses                                                         19,398            34,520            38,181
..................................................................................................................
Net investment income                                                 222,701           394,076           402,577
..................................................................................................................
Net realized gain on sale of underlying fund shares                   107,506           164,626           147,802
Net unrealized appreciation of underlying fund shares               1,262,448         2,236,833         2,045,876
..................................................................................................................
Net gain on investments                                             1,369,954         2,401,459         2,193,678
..................................................................................................................
Net increase in net assets resulting  from operations              $1,592,655        $2,795,535        $2,596,255
-----------------------------------------------------------------------------------------------------------------

* Commencement of operations November 1, 2004.

  The accompanying notes are an integral part of these financial statements.


                                                                         2015              2010          Maturity
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Investment income
Income distributions from underlying funds                           $538,657          $324,416          $173,659
..................................................................................................................
Expenses (Note 2)
Compensation of Manager (Note 2)                                       12,825             8,082             4,417
Distribution fees (Note 2)                                             21,099            15,499             8,889
Audit fees                                                              9,179             5,404             3,601
Registration fees                                                       4,535             2,990             1,685
Other fees                                                              6,033             3,550             2,367
Amortization of offering costs (Note 1)                                21,749            21,749            32,445
Organizational cost (Note 1)                                               --                --            12,500
Fees waived and reimbursed by Manager (Note 2)                        (28,669)          (25,617)          (48,181)
..................................................................................................................
Total expenses                                                         46,751            31,657            17,723
..................................................................................................................
Net investment income                                                 491,906           292,759           155,936
..................................................................................................................
Net realized gain on sale of underlying fund shares                   180,703            77,818            35,928
Net unrealized appreciation of underlying fund shares               2,462,948           915,265           325,277
..................................................................................................................
Net gain on investments                                             2,643,651           993,083           361,205
..................................................................................................................
Net increase in net assets resulting from operations               $3,135,557        $1,285,842          $517,141
-----------------------------------------------------------------------------------------------------------------

* Commencement of operations November 1, 2004.

  The accompanying notes are an integral part of these financial statements.







Statement of changes in net assets
For the period ended January 31, 2005* (Unaudited)

                                                                         2045              2040              2035
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income                                                 $42,125           $66,196          $148,432
Net realized gain on underlying fund shares                            38,551            39,165            82,812
Net unrealized appreciation on underlying
fund shares                                                           239,141           390,071           879,037
..................................................................................................................
Net increase in net assets resulting from
operations                                                            319,817           495,432         1,110,281
..................................................................................................................
Distributions to shareholders from net investment income (Note 1)
Class A                                                               (26,219)          (40,513)          (70,868)
Class B                                                                    (8)               (7)              (86)
Class C                                                                    (8)               (7)               (6)
Class M                                                                    (9)              (48)              (21)
Class R                                                                    (9)               (8)               (7)
Class Y                                                               (33,627)          (44,746)          (98,944)
Increase from capital share transactions
(Note 4)                                                           10,249,273        16,117,766        34,636,698
..................................................................................................................
Total increase in net assets                                       10,509,210        16,527,869        35,577,047
..................................................................................................................
Net assets:
Beginning of period                                                        --                --                --
..................................................................................................................
End of period                                                     $10,509,210       $16,527,869       $35,577,047
-----------------------------------------------------------------------------------------------------------------

* Commencement of operations November 1, 2004.

  The accompanying notes are an integral part of these financial statements.


                                                                         2030              2025              2020
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income                                                $222,701          $394,076          $402,577
Net realized gain on underlying fund shares                           107,506           164,626           147,802
Net unrealized appreciation on underlying
fund shares                                                         1,262,448         2,236,833         2,045,876
..................................................................................................................
Net increase in net assets resulting from
operations                                                          1,592,655         2,795,535         2,596,255
..................................................................................................................
Distributions to shareholders from net investment income (Note 1)
Class A                                                               (98,122)         (156,581)         (155,610)
Class B                                                                    (6)              (79)              (90)
Class C                                                                    (6)               (5)              (14)
Class M                                                                   (19)             (210)             (151)
Class R                                                                    (6)               (6)               (5)
Class Y                                                              (140,095)         (242,685)         (232,313)
Increase from capital share transactions
(Note 4)                                                           52,363,558        90,643,765       100,743,276
..................................................................................................................
Total increase in net assets                                       53,717,959        93,039,734       102,951,348
..................................................................................................................
Net assets:
Beginning of period                                                        --                --                --
..................................................................................................................
End of period                                                     $53,717,959       $93,039,734      $102,951,348
-----------------------------------------------------------------------------------------------------------------

* Commencement of operations November 1, 2004.

  The accompanying notes are an integral part of these financial statements.


                                                                         2015              2010          Maturity
                                                                         Fund              Fund              Fund
-----------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income                                                $491,906          $292,759          $155,936
Net realized gain on underlying fund shares                           180,703            77,818            35,928
Net unrealized appreciation on underlying
fund shares                                                         2,462,948           915,265           325,277
..................................................................................................................
Net increase in net assets resulting from
operations                                                          3,135,557         1,285,842           517,141
..................................................................................................................
Distributions to shareholders from net investment income (Note 1)
Class A                                                              (151,730)         (100,806)          (55,792)
Class B                                                                   (23)               (9)             (232)
Class C                                                                   (46)               (5)               (2)
Class M                                                                   (71)               (3)               (3)
Class R                                                                    (4)               (3)               (4)
Class Y                                                              (288,518)         (134,208)          (91,782)
Increase from capital share transactions
(Note 4)                                                          116,889,607        77,057,026        43,327,650
..................................................................................................................
Total increase in net assets                                      119,584,772        78,107,834        43,696,976
..................................................................................................................
Net assets:
Beginning of period (Note 5)                                               --                --           100,000
..................................................................................................................
End of period                                                    $119,584,772       $78,107,834       $43,796,976
-----------------------------------------------------------------------------------------------------------------

* Commencement of operations November 1, 2004.

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations

                                                                             Net
                                             Net                    Realized and                                             Net
                                           Asset                      Unrealized                                           Asset
                                          Value,             Net     Gain (Loss)      Total from                          Value,
                                       Beginning      Investment              on      Investment           Total             End
Period ended                           of Period      Income (a)     Investments      Operations   Distributions       of Period
---------------------------------------------------------------------------------------------------------------------------------
Putnam Retirement Ready 2045 Fund
January 31, 2005** +                      $63.42           $0.34           $3.63           $3.97          $(0.58)         $66.81
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       63.50            0.36            3.54            3.90           (0.52)          66.88
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       62.61            0.35            3.30            3.65           (0.45)          65.81
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       62.16            0.35            3.09            3.44           (0.42)          65.18
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       65.75            0.37            3.05            3.42           (0.40)          68.77
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       60.69            0.30            2.45            2.75           (0.33)          63.11
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       62.62            0.29            2.02            2.31           (0.28)          64.65
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       56.79            0.24            1.17            1.41           (0.22)          57.98
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       55.96            0.22            0.75            0.97           (0.23)          56.70
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Ratios and Supplemental Data

                                           Total                                        Ratio of Net
                                      Investment                         Ratio of         Investment
                                       Return at     Net Assets,         Expenses      Income (Loss)
                                       Net Asset   End of Period   to Average Net         to Average          Portfolio
Period ended                        Value (%)(b)  (in thousands) Assets (%)(c)(d)  Net Assets (%)(d)       Turnover (%)
---------------------------------------------------------------------------------------------------------------------------------
Putnam Retirement Ready 2045 Fund
January 31, 2005** +                        6.25*         $4,958            0.09*              0.54*              8.56*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                        6.13*          7,526            0.09*              0.59*              6.34*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                        5.82*         14,141            0.09*              0.58*              5.97*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                        5.53*         19,535            0.09*              0.57*              5.35*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                        5.19*         33,808            0.09*              0.56*              4.87*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                        4.52*         36,826            0.09*              0.51*              5.10*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                        3.68*         39,820            0.09*              0.47*              5.74*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                        2.47*         29,559            0.09*              0.44*              6.75*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                        1.73*         17,709            0.09*              0.42*              8.89*
---------------------------------------------------------------------------------------------------------------------------------

  + Unaudited.

  * Not annualized.

 ** For the period November 1, 2004 (commencement of operations) to
    January 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2005 reflect a reduction of the following based on each fund's average net assets.

                                         1/31/05
                                       ------------
Putnam RetirementReady 2045 Fund           0.30%
Putnam RetirementReady 2040 Fund           0.20
Putnam RetirementReady 2035 Fund           0.10
Putnam RetirementReady 2030 Fund           0.07
Putnam RetirementReady 2025 Fund           0.05
Putnam RetirementReady 2020 Fund           0.03
Putnam RetirementReady 2015 Fund           0.03
Putnam RetirementReady 2010 Fund           0.04
Putnam RetirementReady Maturity Fund       0.14

The accompanying notes are an integral part of these financial statements.



Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations

                                                                             Net
                                             Net                    Realized and                                             Net
                                           Asset             Net      Unrealized                                           Asset
                                          Value,      Investment     Gain (Loss)      Total from                          Value,
                                       Beginning          Income              on      Investment           Total             End
Period ended                           of Period      (Loss) (a)     Investments      Operations   Distributions       of Period
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                      $62.00           $0.18           $3.58           $3.76          $(0.51)         $65.25
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       62.00            0.25            3.44            3.69           (0.45)          65.24
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       61.00            0.36            3.09            3.45           (0.44)          64.01
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       61.00            0.30            2.95            3.25           (0.35)          63.90
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       64.00            0.05            3.15            3.20           (0.39)          66.81
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       60.00            0.20            2.39            2.59           (0.32)          62.27
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       62.00            0.20            1.98            2.18           (0.25)          63.93
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       56.00            0.07            1.22            1.29           (0.20)          57.09
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       56.00            0.12            0.74            0.86           (0.13)          56.73
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Ratios and Supplemental Data

                                           Total                                        Ratio of Net
                                      Investment                         Ratio of         Investment
                                       Return at     Net Assets,         Expenses      Income (Loss)
                                       Net Asset   End of Period   to Average Net         to Average          Portfolio
Period ended                        Value (%)(b)  (in thousands) Assets (%)(c)(d)  Net Assets (%)(d)       Turnover (%)
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                        6.05*             $2             0.28*             0.26*               8.56*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                        5.94*             24             0.28*             0.38*               6.34*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                        5.64*             14             0.28*             0.52*               5.97*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                        5.31*             50             0.28*             0.21*               5.35*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                        4.99*             55             0.28*             0.13*               4.87*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                        4.32*             32             0.28*             0.35*               5.10*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                        3.51*              7             0.28*             0.34*               5.74*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                        2.29*             65             0.28*             0.16*               6.75*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                        1.53*            102             0.28*             0.22*               8.89*
---------------------------------------------------------------------------------------------------------------------------------

  + Unaudited.

  * Not annualized.

 ** For the period November 1, 2004 (commencement of operations) to
    January 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2005 reflect a reduction of the following based on each fund's average net assets.

                                         1/31/05
                                       ------------
Putnam RetirementReady 2045 Fund           0.30%
Putnam RetirementReady 2040 Fund           0.20
Putnam RetirementReady 2035 Fund           0.10
Putnam RetirementReady 2030 Fund           0.07
Putnam RetirementReady 2025 Fund           0.05
Putnam RetirementReady 2020 Fund           0.03
Putnam RetirementReady 2015 Fund           0.03
Putnam RetirementReady 2010 Fund           0.04
Putnam RetirementReady Maturity Fund       0.14

The accompanying notes are an integral part of these financial statements.


Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations

                                                                             Net
                                             Net                    Realized and                                             Net
                                           Asset             Net      Unrealized                                           Asset
                                          Value,      Investment     Gain (Loss)      Total from                          Value,
                                       Beginning          Income              on      Investment           Total             End
Period ended                           of Period      (Loss) (a)     Investments      Operations   Distributions       of Period
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                      $62.00           $0.21           $3.55           $3.76          $(0.51)         $65.25
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       62.00            0.25            3.44            3.69           (0.45)          65.24
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       61.00            0.24            3.20            3.44           (0.38)          64.06
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       61.00            0.09            3.16            3.25           (0.35)          63.90
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       64.00            0.06            3.14            3.20           (0.32)          66.88
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       60.00            0.07            2.53            2.60           (0.30)          62.30
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       62.00            0.14            2.04            2.18           (0.28)          63.90
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       56.00            0.11            1.17            1.28           (0.17)          57.11
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       56.00            0.12            0.74            0.86           (0.13)          56.73
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Ratios and Supplemental Data

                                           Total                                        Ratio of Net
                                      Investment                         Ratio of         Investment
                                       Return at     Net Assets,         Expenses      Income (Loss)
                                       Net Asset   End of Period   to Average Net         to Average          Portfolio
Period ended                        Value (%)(b)  (in thousands) Assets (%)(c)(d)  Net Assets (%)(d)       Turnover (%)
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                        6.05*              $8            0.28*             0.34*               8.56*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                        5.94*               1            0.28*             0.38*               6.34*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                        5.63*               1            0.28*             0.37*               5.97*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                        5.31*               7            0.28*             0.21*               5.35*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                        5.00*              22            0.28*             0.13*               4.87*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                        4.32*              29            0.28*             0.17*               5.10*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                        3.51*              15            0.28*             0.24*               5.74*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                        2.28*               5            0.28*             0.21*               6.75*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                        1.53*               1            0.28*             0.22*               8.89*
---------------------------------------------------------------------------------------------------------------------------------

  + Unaudited.

  * Not annualized.

 ** For the period November 1, 2004 (commencement of operations) to
    January 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2005 reflect a reduction of the following based on each fund's average net assets.

                                         1/31/05
                                       ------------
Putnam RetirementReady 2045 Fund           0.30%
Putnam RetirementReady 2040 Fund           0.20
Putnam RetirementReady 2035 Fund           0.10
Putnam RetirementReady 2030 Fund           0.07
Putnam RetirementReady 2025 Fund           0.05
Putnam RetirementReady 2020 Fund           0.03
Putnam RetirementReady 2015 Fund           0.03
Putnam RetirementReady 2010 Fund           0.04
Putnam RetirementReady Maturity Fund       0.14

The accompanying notes are an integral part of these financial statements.


Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations

                                                                             Net
                                             Net                    Realized and                                             Net
                                           Asset             Net      Unrealized                                           Asset
                                          Value,      Investment     Gain (Loss)      Total from                          Value,
                                       Beginning          Income              on      Investment           Total             End
Period ended                           of Period      (Loss) (a)     Investments      Operations   Distributions       of Period
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                      $62.00           $0.29           $3.52           $3.81          $(0.54)         $65.27
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       62.00            0.37            3.36            3.73           (0.52)          65.21
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       61.00            0.14            3.35            3.49           (0.44)          64.05
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       61.00            0.09            3.20            3.29           (0.40)          63.89
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       64.00            0.18            3.06            3.24           (0.40)          66.84
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       60.00            0.10            2.54            2.64           (0.34)          62.30
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       62.00            0.13            2.09            2.22           (0.27)          63.95
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       56.00            0.17            1.14            1.31           (0.17)          57.14
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       56.00            0.16            0.73            0.89           (0.16)          56.73
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Ratios and Supplemental Data

                                           Total                                        Ratio of Net
                                      Investment                         Ratio of         Investment
                                       Return at     Net Assets,         Expenses      Income (Loss)
                                       Net Asset   End of Period   to Average Net         to Average          Portfolio
Period ended                        Value (%)(b)  (in thousands) Assets (%)(c)(d)  Net Assets (%)(d)       Turnover (%)
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                        6.12*              $6            0.21*             0.24*               8.56*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                        5.99*               8            0.21*             0.57*               6.34*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                        5.70*              11            0.21*             0.39*               5.97*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                        5.38*              28            0.21*             0.27*               5.35*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                        5.06*              90            0.21*             0.35*               4.87*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                        4.39*             153            0.21*             0.24*               5.10*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                        3.58*              74            0.21*             0.30*               5.74*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                        2.34*               1            0.21*             0.30*               6.75*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                        1.60*               1            0.21*             0.28*               8.89*
---------------------------------------------------------------------------------------------------------------------------------

  + Unaudited.

  * Not annualized.

 ** For the period November 1, 2004 (commencement of operations) to
    January 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2005 reflect a reduction of the following based on each fund's average net assets.

                                         1/31/05
                                       ------------
Putnam RetirementReady 2045 Fund           0.30%
Putnam RetirementReady 2040 Fund           0.20
Putnam RetirementReady 2035 Fund           0.10
Putnam RetirementReady 2030 Fund           0.07
Putnam RetirementReady 2025 Fund           0.05
Putnam RetirementReady 2020 Fund           0.03
Putnam RetirementReady 2015 Fund           0.03
Putnam RetirementReady 2010 Fund           0.04
Putnam RetirementReady Maturity Fund       0.14

The accompanying notes are an integral part of these financial statements.



Financial highlights (Continued)
(For a common share outstanding throughout the period)

CLASS R
---------------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations
                                                                             Net
                                             Net                    Realized and                                             Net
                                           Asset             Net      Unrealized                                           Asset
                                          Value,      Investment     Gain (Loss)      Total from                          Value,
                                       Beginning          Income              on      Investment           Total             End
Period ended                           of Period      (Loss) (a)     Investments      Operations   Distributions       of Period
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                      $62.00           $0.34           $3.51           $3.85          $(0.56)         $65.29
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       62.00            0.33            3.44            3.77           (0.50)          65.27
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       61.00            0.32            3.20            3.52           (0.44)          64.08
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       61.00            0.32            3.02            3.34           (0.40)          63.94
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       64.00            0.31            2.98            3.29           (0.38)          66.91
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       60.00            0.26            2.41            2.67           (0.31)          62.36
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       62.00            0.25            2.02            2.27           (0.26)          64.01
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       56.00            0.20            1.15            1.35           (0.19)          57.16
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       56.00            0.19            0.74            0.93           (0.20)          56.73
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Ratios and Supplemental Data

                                            Total                                       Ratio of Net
                                       Investment                         Ratio of        Investment
                                        Return at     Net Assets,         Expenses     Income (Loss)
                                        Net Asset   End of Period   to Average Net        to Average           Portfolio
Period ended                         Value (%)(b)  (in thousands) Assets (%)(c)(d) Net Assets (%)(d)        Turnover (%)
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                        6.19*              $1            0.15*             0.51*               8.56*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                        6.07*               1            0.15*             0.50*               6.34*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                        5.75*               1            0.15*             0.49*               5.97*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                        5.46*               1            0.15*             0.49*               5.35*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                        5.12*               1            0.15*             0.48*               4.87*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                        4.45*               1            0.15*             0.43*               5.10*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                        3.65*               1            0.15*             0.39*               5.74*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                        2.41*               1            0.15*             0.36*               6.75*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                        1.66*               1            0.15*             0.34*               8.89*
---------------------------------------------------------------------------------------------------------------------------------

  + Unaudited.

  * Not annualized.

 ** For the period November 1, 2004 (commencement of operations) to
    January 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2005 reflect a reduction of the following based on each fund's average net assets.

                                         1/31/05
                                       ------------
Putnam RetirementReady 2045 Fund           0.30%
Putnam RetirementReady 2040 Fund           0.20
Putnam RetirementReady 2035 Fund           0.10
Putnam RetirementReady 2030 Fund           0.07
Putnam RetirementReady 2025 Fund           0.05
Putnam RetirementReady 2020 Fund           0.03
Putnam RetirementReady 2015 Fund           0.03
Putnam RetirementReady 2010 Fund           0.04
Putnam RetirementReady Maturity Fund       0.14

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                       Investment Operations

                                                                             Net
                                             Net                    Realized and                                             Net
                                           Asset             Net      Unrealized                                           Asset
                                          Value,      Investment     Gain (Loss)      Total from                          Value,
                                       Beginning          Income              on      Investment           Total             End
Period ended                           of Period      (Loss) (a)     Investments      Operations   Distributions       of Period
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                      $68.76           $0.40           $3.95           $4.35          $(0.60)         $72.51
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       68.61            0.37            3.89            4.26           (0.54)          72.33
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       67.76            0.37            3.63            4.00           (0.47)          71.29
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       66.78            0.35            3.38            3.73           (0.44)          70.07
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       65.87            0.37            3.10            3.47           (0.42)          68.92
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       64.69            0.31            2.66            2.97           (0.35)          67.31
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       62.71            0.31            2.05            2.36           (0.30)          64.77
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       59.18            0.27            1.23            1.50           (0.23)          60.45
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       56.08            0.25            0.76            1.01           (0.26)          56.83
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                  Ratios and Supplemental Data

                                           Total                                        Ratio of Net
                                      Investment                         Ratio of         Investment
                                       Return at     Net Assets,         Expenses      Income (Loss)
                                       Net Asset   End of Period   to Average Net         to Average          Portfolio
Period ended                        Value (%)(b)  (in thousands) Assets (%)(c)(d)  Net Assets (%)(d)       Turnover (%)
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2045 Fund
January 31, 2005** +                       6.31*           $5,534            0.03*             0.58*               8.56*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2040 Fund
January 31, 2005** +                       6.20*            8,968            0.03*             0.55*               6.34*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2035 Fund
January 31, 2005** +                       5.90*           21,408            0.03*             0.55*               5.97*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2030 Fund
January 31, 2005** +                       5.57*           34,098            0.03*             0.54*               5.35*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2025 Fund
January 31, 2005** +                       5.26*           59,064            0.03              0.55*               4.87*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2020 Fund
January 31, 2005** +                       4.58*           65,910            0.03*             0.50*               5.10*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2015 Fund
January 31, 2005** +                       3.76*           79,667            0.03*             0.49*               5.74*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady 2010 Fund
January 31, 2005** +                       2.54*           48,477            0.03*             0.47*               6.75*
---------------------------------------------------------------------------------------------------------------------------------
Putnam RetirementReady Maturity Fund
January 31, 2005** +                       1.79*           25,983            0.03*             0.47*               8.89*
---------------------------------------------------------------------------------------------------------------------------------

  + Unaudited.

  * Not annualized.

 ** For the period November 1, 2004 (commencement of operations) to
    January 31, 2005.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Expense ratios do not include expenses of the underlying funds.

(d) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the period ended January 31, 2005 reflect a reduction of the following based on each fund's average net assets.

                                         1/31/05
                                       ------------
Putnam RetirementReady 2045 Fund           0.30%
Putnam RetirementReady 2040 Fund           0.20
Putnam RetirementReady 2035 Fund           0.10
Putnam RetirementReady 2030 Fund           0.07
Putnam RetirementReady 2025 Fund           0.05
Putnam RetirementReady 2020 Fund           0.03
Putnam RetirementReady 2015 Fund           0.03
Putnam RetirementReady 2010 Fund           0.04
Putnam RetirementReady Maturity Fund       0.14

The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2005 (Unaudited)

Note 1
Significant accounting policies

Each of Putnam RetirementReady Funds: Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam Retirement Ready 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, Putnam RetirementReady 2015 Fund, Putnam RetirementReady 2010 Fund and Putnam RetirementReady Maturity Fund, (collectively the "funds") is a series of Putnam Retirement Ready Funds, a Massachusetts business trust organized on June 8, 2004 (the "Trust"). Each fund is a diversified open-ended investment company under the Investment Company Act of 1940, as amended, each of which is represented by a series of shares of beneficial interest. Each fund except the Maturity Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. The Maturity Fund seeks as high a rate of current income as Putnam Investment Management, LLC ("Putnam Management") believes is consistent with preservation of capital.

Currently there are nine separate funds, of which eight have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2010. The ninth fund is named Putnam RetirementReady Maturity Fund. As the other funds reach their target date, they will merge with the Maturity Fund.

These financial statements report on each fund which may invest in the following Putnam funds: Putnam Income Fund, Putnam Capital Opportunities Fund, The Putnam Fund for Growth and Income, Putnam Money Market Fund, Putnam International Equity Fund and Putnam Voyager Fund (the "underlying Putnam funds"), which are managed by Putnam Management. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

A 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The price of each fund's shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value. Each underlying Putnam fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an underlying Putnam fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of an underlying Putnam fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value. In addition, the closing prices for securities in foreign markets or on foreign exchanges that close prior to the close of the New York Stock Exchange may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. As a result, each underlying Putnam Fund has adopted fair value pricing procedures, which, among other things, require the funds' to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used to a significant extent.

B) Security transactions and related investment income Security transactions, shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying funds are recorded on the ex-dividend date.

C) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

E) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

F) Organization and offering Expenses incurred by each fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $86,966, except Maturity Fund which incurred $127,496 plus $12,500 in organization costs.

The organization fees are expensed as occurred and the offering costs will be amortized over a twelve month period on a straight line basis.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services monthly at an annual rate of 0.05% based on the average net assets of each fund.

In order to limit each fund's expenses, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through July 31, 2007, to the extent that each funds' net expenses (exclusive of brokerage, interest, taxes, extraordinary expenses, fees and expenses of the underlying funds in which each fund invests and payments under the fund's distribution plan) would exceed an annual rate of 10% of each fund's average net assets.

Each fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively.

For the period ended January 31, 2005, Putnam Retail Management, acting as underwriter, received the following:

                  Class A            Class M
                    Net                Net
                Commissions        Commissions
-----------------------------------------------------------------------
RetirementReady
2045 Fund           $--                $--
2040 Fund            --                 --
2035 Fund            --                 --
2030 Fund             8                 --
2025 Fund            20                 --
2020 Fund            --                 --
2015 Fund            --                 --
2010 Fund            --                 --
Maturity Fund        --                 --
-----------------------------------------------------------------------

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the period ended January 31, 2005, Putnam Management acting as underwriter, received no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the period ended January 31, 2005, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

Fund                                 Purchases             Sales
----------------------------------------------------------------
RetirementReady
2045 Fund                          $10,832,549          $685,240
2040 Fund                           16,810,503           794,634
2035 Fund                           36,220,262         1,682,939
2030 Fund                           54,537,685         2,263,162
2025 Fund                           94,197,745         3,622,368
2020 Fund                          104,903,845         4,206,445
2015 Fund                          123,246,288         6,364,817
2010 Fund                           81,426,766         4,377,885
Maturity Fund                       46,455,813         3,150,562
----------------------------------------------------------------

Note 4
Capital shares

At January 31, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

RetirementReady 2045 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             76,859        $5,032,024
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           386            26,219
----------------------------------------------------------------
                                        77,245         5,058,243

Shares repurchased                      (3,037)         (202,919)
----------------------------------------------------------------
Net increase                            74,208        $4,855,324
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                 29            $1,866
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                8
----------------------------------------------------------------
                                            29             1,874

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                29            $1,874
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                120            $7,894
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                8
----------------------------------------------------------------
                                           120             7,902

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               120            $7,902
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                                 93            $6,100
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                9
----------------------------------------------------------------
                                            93             6,109

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                93            $6,109
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                9
----------------------------------------------------------------
                                            16             1,009

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,009
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                             80,427        $5,673,827
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           456            33,627
----------------------------------------------------------------
                                        80,883         5,707,454

Shares repurchased                      (4,558)         (330,399)
----------------------------------------------------------------
Net increase                            76,325        $5,377,055
----------------------------------------------------------------

RetirementReady 2040 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            117,239        $7,654,424
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           595            40,513
----------------------------------------------------------------
                                       117,834         7,694,937

Shares repurchased                      (5,306)         (356,563)
----------------------------------------------------------------
Net increase                           112,528        $7,338,374
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                361           $23,494
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                7
----------------------------------------------------------------
                                           361            23,501

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               361           $23,501
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                7
----------------------------------------------------------------
                                            16             1,007

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,007
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                                123            $8,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                48
----------------------------------------------------------------
                                           124             8,048

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               124            $8,048
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                8
----------------------------------------------------------------
                                            16             1,008

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,008
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                            126,952        $8,958,099
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           608            44,746
----------------------------------------------------------------
                                       127,560         9,002,845

Shares repurchased                      (3,562)         (257,017)
----------------------------------------------------------------
Net increase                           123,998        $8,745,828
----------------------------------------------------------------

RetirementReady 2035 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            223,757       $14,366,742
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,059            70,868
----------------------------------------------------------------
                                       224,816        14,437,610

Shares repurchased                      (9,937)         (657,806)
----------------------------------------------------------------
Net increase                           214,879       $13,779,804
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                214           $13,749
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                86
----------------------------------------------------------------
                                           215            13,835

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               215           $13,835
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                6
----------------------------------------------------------------
                                            16             1,006

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,006
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                                179           $11,438
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*               21
----------------------------------------------------------------
                                           179            11,459

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               179           $11,459
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 17            $1,000
----------------------------------------------------------------
Shares issued in
connection with
 reinvestment
of distributions                            --*                7
----------------------------------------------------------------
                                            17             1,007

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                17            $1,007
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                            309,708       $21,495,101
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,366            98,944
----------------------------------------------------------------
                                       311,074        21,594,045

Shares repurchased                     (10,754)         (764,458)
----------------------------------------------------------------
Net increase                           300,320       $20,829,587
----------------------------------------------------------------

RetirementReady 2030 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            315,801       $20,004,737
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,483            98,122
----------------------------------------------------------------
                                       317,284        20,102,859

Shares repurchased                     (17,566)       (1,150,138)
----------------------------------------------------------------
Net increase                           299,718       $18,952,721
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                779           $49,125
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                6
----------------------------------------------------------------
                                           779            49,131

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               779           $49,131
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                102            $6,502
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                6
----------------------------------------------------------------
                                           102             6,508

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               102            $6,508
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                                445           $28,381
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                19
----------------------------------------------------------------
                                           446            28,400

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               446           $28,400
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                6
----------------------------------------------------------------
                                            16             1,006

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,006
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                            494,931       $33,905,872
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,970           140,095
----------------------------------------------------------------
                                       496,901        34,045,967

Shares repurchased                     (10,301)         (720,175)
----------------------------------------------------------------
Net increase                           486,600       $33,325,792
----------------------------------------------------------------

RetirementReady 2025 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            508,043       $33,989,959
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         2,245           156,581
----------------------------------------------------------------
                                       510,288        34,146,540

Shares repurchased                     (18,679)       (1,285,205)
----------------------------------------------------------------
Net increase                           491,609       $32,861,335
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                911           $61,432
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                79
----------------------------------------------------------------
                                           912            61,511

Shares repurchased                         (96)           (6,580)
----------------------------------------------------------------
Net increase                               816           $54,931
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                327           $22,047
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                5
----------------------------------------------------------------
                                           327            22,052

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               327           $22,052
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                              1,349           $90,523
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             3               210
----------------------------------------------------------------
                                         1,352            90,733

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                             1,352           $90,733
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                6
----------------------------------------------------------------
                                            16             1,006

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,006
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                            879,676       $59,178,844
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         3,473           242,685
----------------------------------------------------------------
                                       883,149        59,421,529

Shares repurchased                     (26,167)       (1,807,821)
----------------------------------------------------------------
Net increase                           856,982       $57,613,708
----------------------------------------------------------------

RetirementReady 2020 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            604,805       $37,297,780
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         2,435           155,610
----------------------------------------------------------------
                                       607,240        37,453,390

Shares repurchased                     (23,719)       (1,493,332)
----------------------------------------------------------------
Net increase                           583,521       $35,960,058
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                622           $38,709
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                90
----------------------------------------------------------------
                                           623            38,799

Shares repurchased                        (102)           (6,336)
----------------------------------------------------------------
Net increase                               521           $32,463
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                473           $29,652
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*               14
----------------------------------------------------------------
                                           473            29,666

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               473           $29,666
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                              2,453          $153,694
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             2               151
----------------------------------------------------------------
                                         2,455           153,845

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                             2,455          $153,845
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 17            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                5
----------------------------------------------------------------
                                            17             1,005

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                17            $1,005
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                          1,008,020       $66,498,249
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         3,409           232,313
----------------------------------------------------------------
                                     1,011,429        66,730,562

Shares repurchased                     (32,272)       (2,164,323)
----------------------------------------------------------------
Net increase                           979,157       $64,566,239
----------------------------------------------------------------

RetirementReady 2015 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            638,445       $40,398,771
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         2,324           151,730
----------------------------------------------------------------
                                       640,769        40,550,501

Shares repurchased                     (24,864)       (1,601,872)
----------------------------------------------------------------
Net increase                           615,905       $38,948,629
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                105            $6,682
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*               23
----------------------------------------------------------------
                                           105             6,705

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               105            $6,705
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                240           $15,382
----------------------------------------------------------------
Shares issued in
connection with
 reinvestment
of distributions                            --*               46
----------------------------------------------------------------
                                           240            15,428

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               240           $15,428
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                              1,155           $73,794
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*               71
----------------------------------------------------------------
                                         1,115            73,865

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                             1,155           $73,865
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 16            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                4
----------------------------------------------------------------
                                            16             1,004

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                16            $1,004
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                          1,288,859       $81,642,179
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         4,412           288,518
----------------------------------------------------------------
                                     1,293,271        81,930,697

Shares repurchased                     (63,208)       (4,086,721)
----------------------------------------------------------------
Net increase                         1,230,063       $77,843,976
----------------------------------------------------------------

RetirementReady 2010 Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            533,484       $30,512,792
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,730           100,806
----------------------------------------------------------------
                                       535,214        30,613,598

Shares repurchased                     (25,360)       (1,472,693)
----------------------------------------------------------------
Net increase                           509,854       $29,140,905
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                              1,253           $71,397
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                9
----------------------------------------------------------------
                                         1,253            71,406

Shares repurchased                        (112)           (6,374)
----------------------------------------------------------------
Net increase                             1,141           $65,032
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                 82            $4,650
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                5
----------------------------------------------------------------
                                            82             4,655

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                82            $4,655
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                                 18            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                3
----------------------------------------------------------------
                                            18             1,003

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                18            $1,003
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 18            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                3
----------------------------------------------------------------
                                            18             1,003

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                18            $1,003
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                            840,518       $50,166,748
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         2,210           134,208
----------------------------------------------------------------
                                       842,728        50,300,956

Shares repurchased                     (40,742)       (2,456,528)
----------------------------------------------------------------
Net increase                           801,986       $47,844,428
----------------------------------------------------------------

RetirementReady Maturity Fund

                                 For the period November 1, 2004
                                 (commencement of operations) to
                                                January 31, 2005
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            331,619       $18,655,878
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                           984            55,792
----------------------------------------------------------------
                                       332,603        18,711,670

Shares repurchased                     (20,293)       (1,151,864)
----------------------------------------------------------------
Net increase                           312,310       $17,559,806
----------------------------------------------------------------

Class B
----------------------------------------------------------------
Shares sold                                  9              $525
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             4               232
----------------------------------------------------------------
                                            13               757

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                13              $757
----------------------------------------------------------------

Class C
----------------------------------------------------------------
Shares sold                                 18            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                2
----------------------------------------------------------------
                                            18             1,002

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                18            $1,002
----------------------------------------------------------------

Class M
----------------------------------------------------------------
Shares sold                                 18            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                3
----------------------------------------------------------------
                                            18             1,003

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                18            $1,003
----------------------------------------------------------------

Class R
----------------------------------------------------------------
Shares sold                                 18            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --*                4
----------------------------------------------------------------
                                            18             1,004

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                18            $1,004
----------------------------------------------------------------

Class Y
----------------------------------------------------------------
Shares sold                            483,121       $27,236,029
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,617            91,782
----------------------------------------------------------------
                                       484,738        27,327,811

Shares repurchased                     (27,529)       (1,563,733)
----------------------------------------------------------------
Net increase                           457,209       $25,764,078
----------------------------------------------------------------

* Represents fractional shares issued in connection with reinvestment of distributions.


Note 5
Initial capitalization and offering of shares

The Trust was established as a Massachusetts business trust on June 8, 2004. During the period June 8, 2004, to September 14, 2004, the Trust had no operations other than those related to organizational matters, including the initial capital contribution of $100,000 and the issuance of 1,786 Putnam RetirementReady Maturity Fund class B shares to Putnam LLC. The Trust commenced investment operations on November 1, 2004.

At January 31, 2005, Putnam LLC owned the following shares of each fund:

                                         Percentage of          Value at
                       Shares owned   shares outstanding    January 31, 2004
----------------------------------------------------------------------------
2045 Fund class B           16              55.2%               $1,060
2045 Fund class C           16              13.3                 1,060
2045 Fund class M           16              17.2                 1,061
2045 Fund class R           16             100.0                 1.062
2040 Fund class B           16               4.4                 1,060
2040 Fund class C           16             100.0                 1,060
2040 Fund class M           16              12.9                 1,059
2040 Fund class R           16             100.0                 1,061
2035 Fund class B           17               7.7                 1.056
2035 Fund class C           16             100.0                 1,056
2035 Fund class M           17               9.2                 1,057
2035 Fund class R           17             100.0                 1,057
2030 Fund class B           16               2.1                 1,053
2030 Fund class C           16              16.2                 1.053
2030 Fund class M           16               3.7                 1.053
2030 Fund class R           16             100.0                 1,054
2025 Fund class B           16               1.9                 1,050
2025 Fund class C           16               4.8                 1,050
2025 Fund class M           16               1.2                 1,051
2025 Fund class R           16             100.0                 1,051
2020 Fund class B           17               3.2                 1,043
2020 Fund class C           17               3.5                 1,043
2020 Fund class M           17               0.7                 1,044
2020 Fund class R           17             100.0                 1,045
2015 Fund class B           16              15.4                 1,035
2015 Fund class C           16               6.8                 1,035
2015 Fund class M           16               1.4                 1,036
2015 Fund class R           16             100.0                 1,037
2010 Fund class B           18               1.6                 1.023
2010 Fund class C           18              21.8                 1,023
2010 Fund class M           18             100.0                 1,023
2010 Fund class R           18             100.0                 1,024
Maturity Fund class B    1,786              99.3               101,320
Maturity Fund class C       18             100.0                 1,015
Maturity Fund class M       18             100.0                 1,016
Maturity Fund class R       18             100.0                 1,017
----------------------------------------------------------------------------

Note 6
Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.


Brokerage commissions
(Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your mutual fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. The RetirementReady Funds, however, invest in shares of other Putnam mutual funds, rather than in stocks and bonds. For that reason, the funds do not incur brokerage charges.

Putnam puts your interests first

Beginning in January 2004, Putnam began introducing a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. Visit www.putnaminvestments.com for details.

Cost-cutting initiatives

Reduced sales charges The maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 4.50% for most income funds (formerly 4.75%).*

Lower class B purchase limit

To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be directed to class A shares.)

Ongoing expenses will be limited

Through calendar 2005, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Improved disclosure

Putnam fund prospectuses and shareholder reports have been revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts has also been enhanced to alert investors to potential cost savings.

Protecting investors' interests

Short-term trading fee introduced

To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares (other than money market funds) redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam Limited Duration Government Income Fund (formerly Putnam Intermediate U.S. Government Income Fund) and Putnam Floating Rate Income Fund remains 3.25%.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of the Putnam RetirementReady [REGISTRATION MARK] Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA097-222383  3/05

Not FDIC Insured    May Lose Value    No Bank Guarantee

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam RetirementReady Funds
Supplement to Semiannual Report dated 1/31/05

The following information has been prepared to provide class Y shareholders with information specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. The semiannual report covers the first half of the funds' 2005 fiscal year, which is an abbreviated period that extends from their inception on November 1, 2004, through January 31, 2005. Fund performance is not included in this initial report because the funds do not yet have a full quarter of results. For the most recent month-end performance, please visit www.putnaminvestments.com. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894. A short-term trading fee of up to 2% may apply.

----------------------------------------------------------------------------

Please see pages 8-11 of the accompanying shareholder report for a discussion of the information appearing in the tables below:
----------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
RETIREMENTREADY FUNDS             Maturity    2010        2015      2020       2025       2030        2035      2040     2045
                                    Fund      Fund        Fund      Fund       Fund       Fund        Fund      Fund     Fund
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES AND    Expenses paid per  $0.25      $0.26      $0.26      $0.26      $0.26      $0.26      $0.26      $0.26    $0.26
VALUE OF A          $1,000*
$1,000
INVESTMENT
assuming actual   Ending value
returns for the (after expenses) $1,017.90  $1,025.40  $1,037.60  $1,045.80  $1,052.60  $1,055.70  $1,059.00  $1,062.00 $1,063.10
6 months ended
1/31/05
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES AND    Expenses paid per  $0.25      $0.25      $0.25      $0.25      $0.25      $0.25      $0.25      $0.25    $0.25
VALUE OF A          $1,000*
$1,000
INVESTMENT
assuming a
hypothetical
5% annualized     Ending value
return          (after expenses) $1,012.35  $1,012.35  $1,012.35  $1,012.35  $1,012.35  $1,012.35  $1,012.35  $1,012.35 $1,012.35
for the
6 months
ended 1/31/05
---------------------------------------------------------------------------------------------------------------------------------
                Your fund's         0.10%      0.10%      0.10%      0.10%      0.10%      0.10%      0.10%      0.10%    0.10%
                annualized
               expense ratio+
---------------------------------------------------------------------------------------------------------------------------------


* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period from 11/1/04 to 1/31/05. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses do not reflect expenses of the underlying Putnam funds in which the funds invest.

+ During the period from 11/1/04 to 1/31/05, your fund limited its expenses;
  had it not done so, expenses would have been higher.


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005